Stockholders’ Equity - Schedule of Warrant Activity (Details)	12 Months Ended
Dec. 31, 2016 shares
Equity [Abstract]
Expiring in 2016
Expiring in 2017	2,630,545
Expiring in 2018	113,831
Expiring thereafter	21,722,407